Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 23 – FAIR VALUE MEASUREMENTS

Fair value option

The Company may elect the fair value option, which permits the Company to choose to measure eligible financial assets and liabilities at fair value at specified election dates and recognize prospective changes in unrealized gains and losses on items for which the fair value option has been elected in earnings at each reporting date.

Beginning in 2013, the Company has elected the fair value option for certain residential mortgage loans held for sale originated on or after December 2, 2013, which allows for a more effective offset of the changes in fair values of the loans and the derivative instruments used to hedge them without the burden of complying with the requirements for hedge accounting.

The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale measured at fair value:

(Dollars in thousands)	December 31, 2013
	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$97,273	$96,875	$398

Interest income on mortgage loans held for sale is recognized based on contractual rates and is reflected in interest income on loans held for sale in the consolidated statements of comprehensive income. Net gains (losses) resulting from the change in fair value of these loans that were recorded in mortgage income in the consolidated statement of comprehensive income for the year ended December 31, 2013 totaled $398,000. The changes in fair value are mostly offset by economic hedging activities, with an immaterial portion of these changes attributable to changes in instrument-specific credit risk.

Items measured at fair value on a recurring basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below.

(Dollars in thousands)	December 31, 2013
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Available for sale securities	$15,496	$1,921,301	$—	$1,936,797
Mortgage loans held for sale	—	97,273	—	97,273
Derivative instruments	—	30,076	—	30,076

Total	$15,496	$2,048,650	$—	$2,064,146

Liabilities
Derivative instruments	—	26,735	—	26,735

Total	$—	$26,735	$—	$26,735

	December 31, 2012
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Available for sale securities	$—	$1,745,004	$—	$1,745,004
Derivative instruments	—	42,119	—	42,119

Total	$—	$1,787,123	$—	$1,787,123

Liabilities
Derivative instruments	—	36,890	—	36,890

Total	$—	$36,890	$—	$36,890

During 2013, available for sale securities with a market value of $15,496,000 were purchased and included in the Level 1 fair value measurement category in the table above. The security was issued by Fannie Mae and was included in the Level 1 category at December 31, 2013 based on a recent trade price in the open market.

Gains and losses (realized and unrealized) included in earnings (or changes in net assets) during 2013 related to assets and liabilities measured at fair value on a recurring basis are reported in non-interest income or other comprehensive income as follows:

(Dollars in thousands)	Noninterest income	Other comprehensive income
Total gains (losses) included in earnings (or changes in net assets)	$(2,862)	$—
Change in unrealized gains (losses) relating to assets still held at December 31, 2013	—	(40,968)

Items measured at fair value on a non-recurring basis

The Company has segregated all financial assets and liabilities that are measured at fair value on a nonrecurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

(Dollars in thousands)	December 31, 2013
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Loans	$—	$3,070	$—	$3,070
Mortgage loans held for sale	—	11,876	—	11,876
OREO	—	14,598	—	14,598

Total	$—	$29,544	$—	$29,544

(Dollars in thousands)	December 31, 2012
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Loans	$—	$6,388	$—	$6,388
Mortgage loans held for sale	—	32,753	—	32,753
OREO	—	20,427	—	20,427

Total	$—	$59,568	$—	$59,568

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the Florida Gulf, OMNI, Cameron, and Florida Trust Company acquisitions completed in 2012 and 2011. These assets and liabilities were recorded at their fair value upon acquisition in accordance with generally-accepted accounting principles and were not re-measured during the periods presented unless specifically required by generally accepted accounting principles. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, OREO, property, equipment, and debt) or Level 3 fair value measurements (loans, deposits, and core deposit intangible asset).

In accordance with the provisions of ASC Topic 310, the Company records certain loans considered impaired at their estimated fair value. A loan is considered impaired if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Fair value is measured at the estimated fair value of the collateral for collateral-dependent loans. Impaired non-covered loans with an outstanding balance of $4,099,000 and $7,269,000 were recorded at their fair value at December 31, 2013 and 2012, respectively. These loans include a reserve of $1,029,000 and $880,000 included in the Company’s allowance for credit losses at December 31, 2013 and 2012, respectively.

During the second quarter of 2013, the Company announced plans to close ten branches during the second and third quarters of 2013 as part of its business strategy. The Company notified customers of these branches and received the required regulatory approvals to proceed with closure. The Company reviewed the carrying amount of the owned properties and concluded it exceeded the fair value of these branches at that date. As a result, the Company recorded an impairment loss in other non-interest expense of $4,941,000 in its consolidated statement of comprehensive income for the year ended December 31, 2013. After the impairment loss, the carrying value of the branches was $5,131,000 and is included in OREO (as real estate acquired for development or resale) on the Company’s consolidated balance sheet at December 31, 2013.

Fair value of the branches was based on a third-party broker opinion of value using both a comparable sales and cash flow approach. The Company did not modify the third-party pricing information for unobservable inputs.

The Company did not record any liabilities at fair value for which measurement of the fair value was made on a nonrecurring basis during the years ended December 31, 2013 and 2012.